After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income tax examination, penalties and interest accrued	$ 142	$ 125